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Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Growth Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated November 30, 2021 to the Summary Prospectuses and Statutory Prospectus, each dated April 30, 2021

Important Notice to Investors

Effective December 1, 2021, the Series’ investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the Series’ expenses. This change is described in more detail below.

Under “Fees and Expenses” in the Series’ summary prospectuses and the summary section of the Series’ statutory prospectus, the information in the “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following, as applicable:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Small-Cap Growth Series		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Series Operating Expenses		1.29%	1.04%
Less: Expense Reimbursement	[1]	(0.14%)	(0.14%)
Total Annual Series Operating Expenses After Expense Reimbursement	[1]	1.15%	0.90%
[1]	The Series’ investment adviser has contractually agreed to limit the Series’ total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.14% for Class A Shares and 0.89% for Class I Shares through April 30, 2023. Following the contractual period, the Series’ investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Series’ investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the information in the “Example” table will be replaced with the following, as applicable:
Expense Example - Virtus KAR Small-Cap Growth Series - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	117	395	694	1,544
Class I	92	317	560	1,258

Investors should retain this supplement with the Prospectuses for future reference.